Group companies	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Group companies
49 Group companies
Subsidiaries
The principal subsidiaries of the parent company Aegon N.V. are listed by geographical segment. All are wholly owned, directly or indirectly, unless stated otherwise, and are involved in insurance or reinsurance business, pensions, asset management or services related to these activities. The voting power in these subsidiaries held by Aegon is equal to the shareholdings.
Americas

◆	Transamerica Corporation, Wilmington, Delaware (United States);
◆	Transamerica Casualty Insurance Company, Cedar Rapids, Iowa (United States);
◆	Transamerica Financial Life Insurance Company, Harrison, New York (United States);
◆	Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States).
The Netherlands

◆	Aegon Bank N.V., The Hague;
◆	Aegon Cappital B.V., Groningen;
◆	Aegon Hypotheken B.V., The Hague;
◆	Aegon Levensverzekering N.V., The Hague;
◆	Aegon Schadeverzekering N.V., The Hague;
◆	Aegon Spaarkas N.V., The Hague;
◆	Nedasco B.V., Amersfoort;
◆	Robidus Groep B.V., Zaandam;
◆	TKP Pensioen B.V., Groningen.
United Kingdom

◆	Aegon Investment Solutions Ltd., Edinburgh;
◆	Aegon Investments Ltd., London;
◆	Scottish Equitable plc, Edinburgh;
◆	Cofunds Limited, London.
International

◆	Aegon Magyarország Általános Biztosító Zártkörűen Működő Részvénytársaság, Budapest (Aegon Hungary Composite Insurance Co.);
◆	Aegon Towarzystwo Ubezpieczeń na Życie Spótka Akcyjna, Warsaw (Aegon Poland Life);
◆	Aegon Powszechne Towarzystwo Emerytaine Spólka Akcyjna, Warsaw (Aegon Poland Pension Fund Management Co.);
◆	Aegon Emeklilik ve Hayat A.Ş., Istanbul (Aegon Turkey);
◆	Aegon Pensii Societate de Administrare a Fondurilor de Pensii Private S.A., Cluj (Aegon Romania Pension Administrator Co.);
◆	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain);
◆	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda).

Asset Management

◆	Aegon USA Investment Management, LLC, Cedar Rapids (United States);
◆	Aegon USA Realty Advisors, LLC, Des Moines (United States);
◆	Aegon Asset Management Holding B.V., The Hague (The Netherlands);
◆	Aegon Investment Management B.V, The Hague (The Netherlands);
◆	Aegon Asset Management UK plc, Edinburgh (United Kingdom).
The legally required list of participations as set forth in articles 379 and 414 of Book 2 of the Dutch Civil Code has been registered with the Trade Register in The Hague. Aegon N.V. has issued a statement of liability as meant in article 403 of Book 2 of the Dutch Civil Code for its subsidiary company Aegon Derivatives N.V.
Joint ventures
The principal joint ventures are listed by geographical segment. The voting powers in these joint ventures is equal to the shareholdings, unless stated otherwise.
Americas
Mongeral Aegon, Seguros e Previdencia S.A., Rio de Janeiro (Brazil) (55%, voting rights 50%).
The Netherlands

◆	AMVEST Vastgoed, Utrecht (50%);
◆	AMVEST Living & Care Fund, Utrecht (50%);
◆	AMVEST Development Fund, Amsterdam (50%).
International

◆	Santander Generales Seguros y Reaseguros, S.A., Madrid (Spain) (51%);
◆	Santander Vida Seguros y Reaseguros, S.A., Madrid (Spain) (51%);
◆	Liberbank Vida y Pensiones, Seguros y Reaseguros, S.A., Oviedo (Spain) (50%);
◆	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A., Lisbon (Portugal) (51%);
◆	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A., Lisbon (Portugal) (51%);
◆	Aegon THTF Life Insurance Co., Ltd., Shanghai (China) (50%);
◆	Aegon Life Insurance Co. ltd (India) (49%).
Asset Management

◆	Aegon Industrial Fund Management Co., Ltd, Shanghai (China) (49%).
Refer to note 25 Investments in joint ventures and associates for further details on these investments.
Investments in associates
The principal investments in associates are listed by geographical segment. The voting powers in these associates is equal to the shareholdings, unless stated otherwise.
The Netherlands

◆	AMVEST Residential Core Fund, Amsterdam (29%);
◆	N.V. Levensverzekeringmaatschappij ‘De Hoop’, The Hague (33%);
◆	OB Capital Cooperatief U.A., Schiphol (95%; Aegon does not have control to direct the daily activities of the company).
Asset Management

◆	La Banque Postale Asset Management, Paris (France) (25%).
Refer to note 25 Investments in joint ventures and associates for further details on these investments.